Additional disclosure requirements - Condensed Cash Flow Statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
1. Cash flows from operating activities
Consolidated profit	€ 9,414	€ 7,463
Adjustments to profit	12,668	17,400
Net increase/decrease in operating assets	(101,714)	(33,806)
Net increase/decrease in operating liabilities	62,773	12,664
Reimbursements/payments of income tax	(2,400)	(1,117)
CASH FLOWS FROM OPERATING ACTIVITIES	(19,259)	2,604
2. Cash flows from investing activities
Investments (-)	(9,621)	(4,247)
Divestments (+)	15,894	3,684
CASH FLOWS FROM INVESTING ACTIVITIES	6,273	(563)
3. Cash flows from financing activities
Issuance of own equity instruments	0	0
Disposal of own equity instruments	944	542
Acquisition of own equity instruments	(4,640)	(2,021)
Dividends paid	(1,800)	(1,643)
CASH FLOWS FROM FINANCING ACTIVITIES	(5,757)	(8,058)
Effect of exchange rate changes on cash and cash equivalents	1,955	(8,185)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(16,788)	(14,202)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	152,281
CASH AND CASH EQUIVALENTS AT END OF PERIOD	138,008	175,555
Banco Santander S.A. | Reportable legal entities
1. Cash flows from operating activities
Consolidated profit	8,626	5,591
Adjustments to profit	(5,243)	1,254
Net increase/decrease in operating assets	(81,200)	(15,128)
Net increase/decrease in operating liabilities	53,603	3,812
Reimbursements/payments of income tax	(133)	926
CASH FLOWS FROM OPERATING ACTIVITIES	(24,347)	(3,545)
2. Cash flows from investing activities
Investments (-)	(3,446)	(1,334)
Divestments (+)	9,999	4,186
CASH FLOWS FROM INVESTING ACTIVITIES	6,553	2,852
3. Cash flows from financing activities
Issuance of own equity instruments	0	0
Disposal of own equity instruments	549	316
Acquisition of own equity instruments	(4,350)	(1,903)
Issuance of debt securities	2,327	305
Redemption of debt securities	(2,212)	(3,802)
Dividends paid	(1,801)	(1,643)
Issuance/Redemption of equity instruments	0	0
Other collections/payments related to financing activities	(68)	(144)
CASH FLOWS FROM FINANCING ACTIVITIES	(5,555)	(6,871)
Effect of exchange rate changes on cash and cash equivalents	680	(4,070)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(22,670)	(11,634)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	74,786	97,457
CASH AND CASH EQUIVALENTS AT END OF PERIOD	€ 52,116	€ 85,823